Loans (Narrative) (Details) (USD $)	6 Months Ended	12 Months Ended					6 Months Ended	12 Months Ended	6 Months Ended		12 Months Ended			3 Months Ended		6 Months Ended				12 Months Ended	6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011	Jun. 30, 2012 Minimum [Member]	Jun. 30, 2012 Construction Real Estate [Member]	Jun. 30, 2012 Residential Real Estate [Member]	Jun. 30, 2012 Consumer Loan [Member]	Jun. 30, 2012 Legacy [Member]	Dec. 31, 2011 Legacy [Member]	Jun. 30, 2012 Legacy [Member] Commercial Real Estate [Member]	Jun. 30, 2012 Legacy [Member] Construction Real Estate [Member]	Dec. 31, 2011 Legacy [Member] Construction Real Estate [Member]	Dec. 31, 2011 Legacy [Member] Commercial Loan [Member]	Jun. 30, 2012 Legacy [Member] Real Estate Loan [Member]	Mar. 31, 2012 Legacy [Member] First Non-Accrual Legacy Loan [Member]	Mar. 31, 2011 Legacy [Member] First Non-Accrual Legacy Loan [Member]	Jun. 30, 2012 Legacy [Member] First Non-Accrual Legacy Loan [Member]	Jun. 30, 2012 Legacy [Member] Second Non-Accrual Legacy Loan [Member] Commercial Real Estate [Member]	Jun. 30, 2012 Legacy [Member] Third Non-Accrual Legacy Loan [Member] Commercial Real Estate [Member]	Jun. 30, 2012 Acquired [Member]	Dec. 31, 2011 Acquired [Member]	Jun. 30, 2012 Acquired [Member] Commercial Real Estate [Member]	Dec. 31, 2011 Acquired [Member] Commercial Real Estate [Member]	Jun. 30, 2012 Acquired [Member] Construction Real Estate [Member]	Dec. 31, 2011 Acquired [Member] Construction Real Estate [Member]	Jun. 30, 2012 Acquired [Member] Residential Real Estate [Member]	Dec. 31, 2011 Acquired [Member] Residential Real Estate [Member]	Jun. 30, 2012 Acquired [Member] Commercial Loan [Member]	Dec. 31, 2011 Acquired [Member] Commercial Loan [Member]	Jun. 30, 2012 Acquired [Member] Consumer Loan [Member]	Jun. 30, 2012 Acquired [Member] Real Estate Loan [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Number of Board of Directors members	7
Commercial real estate lending threshold for monitory	$ 250,000
Commercial real estate loans to the hospitality industry	55,700,000	54,000,000
Loan to appraisal value				80.00%	85.00%
Debt to income ratio					40.00%	40.00%
Commercial business lending threshold for monitory			250,000
Loans past due days	90
Non-Performing Loans Number Of Borrowers							3	2	2	1	1	1	1						19	17	7	7	3	2	6	4	3	4	1	1
Non-accrual account balance							1,786,793	1,247,312	817,456	969,337	1,169,337	77,975					464,978	352,478	4,841,608	4,583,027	2,431,806	2,288,900	850,000	1,184,146	1,300,661	1,019,942	259,141	90,039
Loans receivable non-accrual contractual balance																1,616,317			13,224,322	12,166,461
Loan contractual balance post reduction															969,377
Expected proceeds from sale of foreclosure														970,000
Non-accrual interest not accrued							314,268	214,219	46,627	267,641	212,484	1,735				267,640	14,438	32,190	2,015,176	1,694,324	870,081	1,164,630	705,281	255,560	388,346	241,093	51,468	33,041
Legacy non-accrual loan write offs	475,386	762,263												200,000	446,980		232,489
Acquired impaired loans contractual balance																			28,260,431	31,927,256
Acquired impaired loans fair value adjustment																			13,930,476	15,589,151
Acquired impaired loans fair value, amount																			$ 14,329,955	$ 16,338,105
Number of non-accrual loans																			22	22